Income Taxes	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2014	2013	2012
Current:
Federal	$5,747	4,264	2,834
State	1,708	1,136	437
	7,455	5,400	3,271
Deferred	(803)	4,437	1,538

Total	$6,652	9,837	4,809

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2014	2013	2012
Amount computed at statutory
Federal rate	$5,737	8,636	4,256
State income taxes (net of Federal
income tax benefit)	886	1,129	562
Other, net	29	72	(9)
Provision for income taxes	$6,652	9,837	4,809

In this reconciliation, the category “Other, net” consists of changes in unrecognized tax benefits, permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2014	2013
Deferred tax liabilities:
Property and equipment	$22,496	22,650
Depletion	477	479
Unrealized rents	1,850	1,803
Prepaid expenses	1,447	1,306
Gross deferred tax liabilities	26,270	26,238
Deferred tax assets:
Insurance liabilities	819	786
Employee benefits and other	3,558	2,758
Gross deferred tax assets	4,377	3,544
Net deferred tax liability	$21,893	22,694

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2014	2013
Balance at October 1	$—	—
Reductions due to lapse of statute of limitations	—	—
Balance at September 30	$—	—

The Company files income tax returns in the U.S. and various states which are subject to audit for up to five years after filing.